UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/06
                                               --------

Check here if Amendment [ ];
     This Amendment (Check only one.):          [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Independence Trust Company
Address:   P.O. Box 682188
           Franklin, TN 37068-2188

Form 13F File Number: 28-
                         ---------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Marcia E. Williams
Title:  President and CEO
Phone:  (615) 591-0044

Signature, Place, and Date of Signing:

  /s/ Marcia E. Williams                  Franklin, TN                01/16/2006
---------------------------               -------------               ----------
       [Signature]                        [City, State]                 [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number                   Name
28-
   -------------------            ----------------------------------------
[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           74
                                         -----------
Form 13F Information Table Value Total:      $33,717
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.                   Form 13F File Number       Name
                      28-
--------------------       --------------------    -----------------------------
                      [Repeat as necessary.]

                                               FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
AGCO CORP                                       001084102      449   14535 SH       SOLE              14535      0    0
AT&T INC                                        00206R102      206    5780 SH       SOLE               5780      0    0
AFFILIATED MANAGERS GROUP                       008252108      447    4255 SH       SOLE               4255      0    0
ALLIANCEBERNSTEIN HOLDING LP                    01881G106      264    3290 SH       SOLE               3290      0    0
ALTRIA GROUP INC                                02209S103      333    3882 SH       SOLE               3882      0    0
AMERICA SERVICE GROUP                           02364L109      251   15770 SH       SOLE              15770      0    0
AMERICAN INTERNATIONAL GROUP                    026874107      304    4246 SH       SOLE               4246      0    0
ANDREW CORP                                     034425108      260   25426 SH       SOLE              25426      0    0
ANHEUSER BUSCH COMPANIES INC                    035229103      344    7000 SH       SOLE               7000      0    0
APOLLO INVESTMENT                               03761U106      235   10530 SH       SOLE              10530      0    0
BP PLC ADR                                      055622104      480    7168 SH       SOLE               7168      0    0
BANK OF AMERICA CORP                            060505104      684   12823 SH       SOLE              12823      0    0
BELLSOUTH CORP                                  079860102      521   11070 SH       SOLE              11070      0    0
BEST BUY CO INC                                 086516101      245    4985 SH       SOLE               4985      0    0
BOEING CO                                       097023105      276    3115 SH       SOLE               3115      0    0
CARUSTAR INDUSTRIES INC.                        140909102      192   23745 SH       SOLE              23745      0    0
CASCADE                                         147195101      412    7805 SH       SOLE               7805      0    0
CISCO SYSTEMS INC                               17275R102      256    9390 SH       SOLE               9390      0    0
CITIGROUP INC                                   172967101      477    8573 SH       SOLE               8573      0    0
COCA COLA CO                                    191216100      508   10535 SH       SOLE              10535      0    0
COLUMBIA SPORTSWEAR                             198516106      359    6455 SH       SOLE               6455      0    0
COMCAST CORP CLASS A                            20030N101      215    5087 SH       SOLE               5087      0    0
CRESCENT 6.75% PFD CALL@25                      225756204      273   12500 SH       SOLE              12500      0    0
DARLING INTERNATIONAL INC                       237266101      304   55415 SH       SOLE              55415      0    0
DYNEGY INC CL A                                 26816Q101      100   13885 SH       SOLE              13885      0    0
ENERGY TRANSFER PARTNERS LP                     29273R109      313    5790 SH       SOLE               5790      0    0
ENTERPRISE PRODUCT PARTNERS                     293792107      557   19240 SH       SOLE              19240      0    0
EXXON MOBIL CORP                                30231G102      981   12810 SH       SOLE              12810      0    0
FPL GROUP, INC.                                 302571104      203    3732 SH       SOLE               3732      0    0
FELCOR LODGING TRUS                             31430F200      259   10400 SH       SOLE              10400      0    0
FLOWSERVE CORP                                  34354P105      395    7830 SH       SOLE               7830      0    0
GENERAL ELECTRIC CO                             369604103     1025   27566 SH       SOLE              27566      0    0
GOVERNMENT PROPERTIES TRUST                     38374W107      106   10000 SH       SOLE              10000      0    0
REIT
HOME DEPOT INC                                  437076102      249    6222 SH       SOLE               6222      0    0
HONEYWELL INTL INC                              438516106      330    7300 SH       SOLE               7300      0    0
INTEL CORPORATION                               458140100      474   23457 SH       SOLE              23457      0    0
JP MORGAN CHASE & CO                            46625H100      316    6564 SH       SOLE               6564      0    0
JAMES RIVER COAL COMPANY                        470355207      136   14715 SH       SOLE              14715      0    0
JOHNSON & JOHNSON                               478160104      376    5708 SH       SOLE               5708      0    0
KINDER MORGAN MANAGEMENT LLC                    49455U100      266    5837 SH       SOLE               5837      0    0
LUBRIZOL CORP                                   549271104      407    8125 SH       SOLE               8125      0    0
MAGELLAN MIDSTREAM PARTNERS                     559080106      264    6865 SH       SOLE               6865      0    0
MANULIFE FINANCIAL CORP                         56501R106      224    6648 SH       SOLE               6648      0    0
MICROSOFT CORPORATION                           594918104      446   14964 SH       SOLE              14964      0    0
MISSION WEST PROPERTIES                         605203108      140   10700 SH       SOLE              10700      0    0
MONSANTO CO                                     61166W101      225    4300 SH       SOLE               4300      0    0
NEWFIELD EXPLORATION                            651290108      404    8810 SH       SOLE               8810      0    0
NEWPORT CORP                                    651824104      502   23970 SH       SOLE              23970      0    0
OGE ENERGY CORP                                 670837103      359    8975 SH       SOLE               8975      0    0
PAYCHEX INC.                                    704326107      299    7565 SH       SOLE               7565      0    0
PFIZER INC                                      717081103      562   21730 SH       SOLE              21730      0    0
PIER 1 IMPORTS                                  720279108      110   18635 SH       SOLE              18635      0    0
PLAINS ALL AMER PIPELINE LP                     726503105      223    4361 SH       SOLE               4361      0    0
PLUM CREEK TIMBER CO REIT                       729251108      361    9070 SH       SOLE               9070      0    0
POLARIS INDUSTRIES                              731068102      293    6260 SH       SOLE               6260      0    0
PUBLIC STORAGE INC COM SER A                    74460D729      291   11100 SH       SOLE              11100      0    0
QUANEX CORP                                     747620102      323    9345 SH       SOLE               9345      0    0
REGIONS FINANCIAL CORP                          7591EP100     1147   30677 SH       SOLE              30677      0    0
S&P 500 DEPOSITORY RECEIPTS                     78462F103      446    3152 SH       SOLE               3152      0    0
SHERWIN WILLIAMS CO                             824348106      450    7080 SH       SOLE               7080      0    0
SMITHFIELD FOODS INC                            832248108      342   13370 SH       SOLE              13370      0    0
TEPPCO PARTNERS LP                              872384102      209    5186 SH       SOLE               5186      0    0
TORTOISE ENERGY                                 89147L100     2111   60700 SH       SOLE              60700      0    0
TORTOISE ENERGY CAPITAL CORP                    89147U100     5323  193176 SH       SOLE             193176      0    0
TRINITY INDUSTRIES                              896522109      414   11763 SH       SOLE              11763      0    0
TRUSTREET PROPERTIES 7.72%                      898404207      334   13400 SH       SOLE              13400      0    0
US BANCORP                                      902973304      390   10794 SH       SOLE              10794      0    0
URS CORP                                        903236107      440   10275 SH       SOLE              10275      0    0
VALERO LP                                       91913W104      250    4500 SH       SOLE               4500      0    0
WACHOVIA CORP                                   929903102      241    4242 SH       SOLE               4242      0    0
WAL MART STORES INC                             931142103      450    9750 SH       SOLE               9750      0    0
WASHINGTON FEDERAL INC                          938824109      339   14448 SH       SOLE              14448      0    0
WASHINGTON MUTUAL, INC.                         939322103      408    8985 SH       SOLE               8985      0    0
WELLS FARGO & CO                                949746101      605   17036 SH       SOLE              17036      0    0